Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 865,624	$ 721,032
Accounts receivable	3,624,547	50,264
Inventory	1,430,881	65,248
Prepaid expenses and other current assets	480,903	167,551
Total current assets	6,401,955	1,004,095
Noncurrent assets:
Property and equipment, net	645,240	11,286
Operating lease right-of-use assets (ROU)	701,878	307,892
Capitalized software development costs	2,920,718	1,761,396
Other long-term assets	27,893	12,103
Total long-term assets	4,295,729	2,092,677
Total assets	10,697,684	3,096,772
Current liabilities:
Accounts payable	4,124,924	770,276
Accrued expenses	1,826,189	24,219
Accrued compensation	177,222	246,720
Accrued franchise taxes	8,428
Derivative liabilities	78,635
Short-term debt, net	1,540,651
Deferred revenue, current portion	236,038	1,142,643
Operating lease liabilities, current portion	139,963	36,225
Total current liabilities	8,132,050	2,220,083
Long-term liabilities:
SAFE notes		23,334,626
Deferred revenue, net of current portion	1,748,512	1,570,572
Operating lease liabilities, net of current portion	577,656	265,413
Total long-term liabilities	2,326,168	25,170,611
Total liabilities	10,458,218	27,390,694
Commitments and contingencies (Note 17)
Shareholders’ equity (deficit)
Common stock, $0.0001 par value; 300,000,000 shares authorized; 29,273,321 and 12,210,718 shares issued and outstanding as of December 31, 2025 and 2024, respectively	2,927	1,221
Additional paid-in capital	61,687,873	438,120
Accumulated deficit	(61,451,334)	(24,733,263)
Total shareholders’ equity (deficit)	239,466	(24,293,922)
Total liabilities and shareholders’ equity (deficit)	$ 10,697,684	$ 3,096,772